Unaudited Condensed Consolidated Interim Statements of Profit or Loss - EUR (€) € in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Profit or loss [abstract]
Revenue	€ 540.3	€ 530.6	€ 1,695.9	€ 1,558.0
Cost of sales	(381.1)	(383.6)	(1,185.7)	(1,088.2)
Gross profit	159.2	147.0	510.2	469.8
Other operating expenses	(89.4)	(84.5)	(263.4)	(253.1)
Exceptional items	(1.7)	(4.1)	(49.9)	(11.7)
Operating profit	68.1	58.4	196.9	205.0
Finance income	0.8	1.1	3.5	2.7
Finance costs	(18.7)	(13.2)	(51.5)	(38.8)
Net financing costs	(17.9)	(12.1)	(48.0)	(36.1)
Profit before tax	50.2	46.3	148.9	168.9
Taxation	(11.0)	(10.0)	(41.2)	(39.2)
Profit	39.2	36.3	107.7	129.7
Profit for the period	39.2	36.7	108.0	130.1
Profit (loss), attributable to non-controlling interests	€ 0.0	€ (0.4)	€ (0.3)	€ (0.4)
Earnings per share
Basic and diluted earnings (loss) per share	€ 0.20	€ 0.21	€ 0.57	€ 0.74